Related Party Transactions - Additional Information (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 04, 2022	Mar. 12, 2021	Feb. 28, 2022	May 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 26, 2021	Aug. 24, 2021	Feb. 03, 2020	Dec. 31, 2019	Mar. 21, 2019	Nov. 13, 2017
Related Party Transaction [Line Items]
Accrued liabilities - related parties					$ 2,888,000		$ 2,513,347	$ 1,313,062
Sales and marketing					6,336,000	$ 3,469,000	22,721,423	8,327,910
Common Stock, Value, Issued					7,000		3,991	3,865
Change in fair value of derivative liability					(30,000)		208,000	0
Private Investment in Public Equity Shares [Member] | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Share issued in acquisition per share	$ 10
Aggregate purchase price of shares	$ 75,000,000
United Parcel Service [Member]
Related Party Transaction [Line Items]
Accrued liabilities - related parties					2,900,000		2,500,000	1,300,000
Sales and marketing					$ 375,000	227,000	$ 1,200,000	800,000
United Parcel Service [Member] | Revenue Benchmark [Member]
Related Party Transaction [Line Items]
Percentage of equity royalties allotted for the service provided					6.00%		6.00%
United Parcel Service [Member] | Warehouse Rental Agreement [Member]
Related Party Transaction [Line Items]
Operating lease, payments					$ 17,000	17,000	$ 66,700,000	65,700,000
United Parcel Service [Member] | Shipping Service Agreement [Member] | Shipping and Handling [Member]
Related Party Transaction [Line Items]
Related party costs					451,000	148,000	1,000,000	500,000
United Parcel Service [Member] | Sub Lease Agreement [Member] | Office Space [Member]
Related Party Transaction [Line Items]
Operating lease, payments					3,000	$ 2,000	7,300,000	6,700,000
Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Principal amount									$ 7,000,000
Debt instrument stated percentage									6.00%
Preferred Stock, Value, Issued														$ 4,000,000
Common Stock, Value, Issued											$ 10,800,000
Debt instrument, interest rate, effective percentage									16.00%
Interest Expense, Debt							200,000
Change in fair value of derivative liability							1,300,000
Warrants issued		287,843
Energize Venture Fund Iron Spring Venture Fund [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Principal amount		$ 7,600,000								$ 3,000,000
Debt instrument stated percentage		6.00%								6.00%
Debt instrument, interest rate, effective percentage		58.00%								17.00%
Interest Expense, Debt		$ 1,400,000			$ 228,000		100,000
Change in fair value of derivative liability		$ 2,500,000					600,000
Energize Venture Fund Iron Spring Venture Fund [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Warrants issued		140,000
Palantir [Member]
Related Party Transaction [Line Items]
Operating leases, future minimum payments due			$ 10,100,000
Operating lease, payments			9,400,000
Related party transaction, amounts of transaction				$ 50,000
Software commitment fee paid			9,400,000
Future software commitment fees			$ 10,100,000
Palantir [Member] | Master Subscription Agreement [Member]
Related Party Transaction [Line Items]
Operating Lease, Right-of-Use Asset				45,000,000
Palantir [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Proceeds from the issuance of warrants							$ 75,000,000
Class of warrants or rights warrants issued issue price per warrant							$ 10
Class of warrants or rights warrants issued during the period units							7,500,000
Palantir [Member] | Private Placement [Member] | Private Investment in Public Equity Shares [Member] | ECP Environmental Growth Opportunities Corp [Member]
Related Party Transaction [Line Items]
Share issued in acquisition per share					$ 10
Aggregate purchase price of shares					$ 75,000,000
Palantir [Member] | Master Subscription Agreement [Member]
Related Party Transaction [Line Items]
Total potential fee under software arrangement				$ 45,000,000
Drive Capital [Member] | Convertible Notes Payable [Member]
Related Party Transaction [Line Items]
Principal amount										$ 3,000,000
Debt instrument stated percentage										6.00%
Debt instrument, interest rate, effective percentage										17.00%
Interest Expense, Debt					41,000
Energy Capital Partners Holdings Lp [Member]
Related Party Transaction [Line Items]
Principal amount									$ 7,000,000
Debt instrument stated percentage									6.00%
Debt instrument, interest rate, effective percentage									16.00%
Interest Expense, Debt					$ 92,000
Series B Preferred Stock | United Parcel Service [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued							$ 38,400,000	38,400,000
Preferred stock, shares issued												30,684
Series B Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued													$ 10,000,000
Preferred stock, shares issued											3,734,151		1,524,107
Series B Preferred Stock | Ironspring Venture Fund I, LP ("Ironspring") [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued							$ 2,000,000	$ 2,000,000
Preferred stock, shares issued											304,818
Series A 1 Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred stock, shares issued														8,212,671
Series A 3 Preferred Stock | Energize Venture Fund Iron Spring Venture Fund [Member]
Related Party Transaction [Line Items]
Preferred Stock, Value, Issued													$ 3,000,000
Preferred stock, shares issued														3,773,006